Expense Example - VictoryShares USAA MSCI Emerging Markets Value Momentum ETF - VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	46	168	302	691